UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2007

[USAA
EAGLE
LOGO (R)]


                            USAA SMALL CAP STOCK FUND

                      3RD QUARTER PORTFOLIO OF INVESTMENTS


                                 APRIL 30, 2007

                                                                      (FORM N-Q)

48494-0607                                   (C)2007, USAA. All rights reserved.

                                                                               1
P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS


USAA SMALL CAP STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------

                 COMMON STOCKS (96.6%)

                 CONSUMER DISCRETIONARY (18.9%)
                 ------------------------------
                 ADVERTISING (1.3%)
       90,500    Catalina Marketing Corp.                        $         2,869
       19,910    Clear Channel Outdoor Holdings, Inc."A"*                    568
      173,900    Valassis Communications, Inc.*                            3,332
                                                                 ---------------
                                                                           6,769
                                                                 ---------------
                 APPAREL & ACCESSORIES & LUXURY GOODS (1.4%)
       73,700    Carter's, Inc.*                                           1,931
       36,100    Phillips-Van Heusen Corp.                                 2,018
       82,100    Unifirst Corp.                                            3,455
                                                                 ---------------
                                                                           7,404
                                                                 ---------------
                 APPAREL RETAIL (4.1%)
       65,300    Aeropostale, Inc.*                                        2,687
      129,400    Cato Corp. "A"                                            2,796
       19,100    Charlotte Russe Holding, Inc.*                              522
       94,900    Charming Shoppes, Inc.*(a)                                1,186
       57,510    Dress Barn, Inc.*                                         1,145
        6,020    DSW  Inc. "A"*                                              233
       20,878    Guess?, Inc.                                                823
       33,550    Gymboree Corp.*                                           1,281
       23,300    Maidenform Brands, Inc.*                                    475
       18,190    Men's Wearhouse, Inc.                                       787
       45,000    Payless ShoeSource, Inc.*                                 1,436
      238,950    Stage Stores, Inc.                                        5,269
       92,000    Talbots, Inc.                                             2,162
                                                                 ---------------
                                                                          20,802
                                                                 ---------------
                 AUTO PARTS & EQUIPMENT (0.5%)
       47,200    Modine Manufacturing Co.                                  1,092
       51,900    Spartan Motors, Inc.                                      1,478
                                                                 ---------------
                                                                           2,570
                                                                 ---------------
                 BROADCASTING & CABLE TV (0.5%)
       61,600    Cox Radio, Inc. "A"*                                        870
       91,860    Sinclair Broadcast Group, Inc. "A"                        1,500
                                                                 ---------------
                                                                           2,370
                                                                 ---------------
                 CASINOS & GAMING (0.4%)
       52,100    WMS Industries, Inc.*                                     2,077
                                                                 ---------------
                 EDUCATIONAL SERVICES (0.3%)
       35,000    Bright Horizons Family Solutions, Inc.*                   1,352
                                                                 ---------------
                 FOOTWEAR (1.7%)
       37,160    Crocs, Inc.*                                              2,076
       33,600    Deckers Outdoor Corp.*                                    2,545
       54,750    Skechers U.S.A., Inc. "A"*                                1,719
       50,700    Steven Madden Ltd.                                        1,508

2

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
       25,540    Wolverine World Wide, Inc.                      $           730
                                                                 ---------------
                                                                           8,578
                                                                 ---------------
                 HOME FURNISHINGS (0.8%)
      154,503    Tempur-Pedic International, Inc.(a)                       4,013
                                                                 ---------------
                 HOMEFURNISHING RETAIL (0.9%)
       32,880    Aaron Rents, Inc. "B"                                       933
      125,760    Rent-A-Center, Inc.*                                      3,501
                                                                 ---------------
                                                                           4,434
                                                                 ---------------
                 HOUSEHOLD APPLIANCES (0.5%)
      115,000    Helen of Troy Ltd.*                                       2,611
                                                                 ---------------
                 INTERNET RETAIL (0.8%)
       75,580    Priceline.com, Inc.*                                      4,205
                                                                 ---------------
                 LEISURE PRODUCTS (0.5%)
       34,500    JAKKS Pacific, Inc.*                                        829
      116,100    K2, Inc.*                                                 1,752
                                                                 ---------------
                                                                           2,581
                                                                 ---------------
                 MOVIES & ENTERTAINMENT (0.5%)
      115,060    Lions Gate Entertainment Corp.*                           1,315
       67,320    Live Nation, Inc.*                                        1,366
                                                                 ---------------
                                                                           2,681
                                                                 ---------------
                 RESTAURANTS (2.5%)
       63,740    CEC Entertainment, Inc.*                                  2,656
      192,460    CKE Restaurants, Inc.                                     3,909
       38,400    P. F. Chang's China Bistro, Inc.*(a)                      1,469
       85,600    RARE Hospitality International, Inc.*                     2,492
       28,020    Ruby Tuesday, Inc.                                          750
       72,560    Sonic Corp.*                                              1,628
                                                                 ---------------
                                                                          12,904
                                                                 ---------------
                 SPECIALIZED CONSUMER SERVICES (1.4%)
      113,500    Matthews International Corp. "A"                          4,785
       47,037    Sotheby's Holdings, Inc. "A"                              2,428
                                                                 ---------------
                                                                           7,213
                                                                 ---------------
                 SPECIALTY STORES (0.8%)
       59,840    Cabelas, Inc.*                                            1,419
       47,900    Dick's Sporting Goods, Inc.*                              2,687
                                                                 ---------------
                                                                           4,106
                                                                 ---------------
                 Total Consumer Discretionary                             96,670
                                                                 ---------------

                 CONSUMER STAPLES (4.5%)
                 BREWERS (0.1%)
       22,000    Boston Beer Co., Inc.*                                      709
                                                                 ---------------
                 DRUG RETAIL (0.2%)
       15,880    Longs Drug Stores Corp.                                     869
                                                                 ---------------

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
                 FOOD RETAIL (1.0%)
      158,200    Casey's General Stores, Inc.                    $         3,979
       62,734    Winn Dixie Stores, Inc.*                                  1,088
                                                                 ---------------
                                                                           5,067
                                                                 ---------------
                 PACKAGED FOODS & MEAT (1.3%)
       42,700    Hain Celestial Group, Inc.*                               1,283
      108,100    Lance, Inc.                                               2,392
       43,200    Ralcorp Holdings, Inc.*                                   2,843
                                                                 ---------------
                                                                           6,518
                                                                 ---------------
                 PERSONAL PRODUCTS (0.8%)
       23,080    Chattem, Inc.*                                            1,319
       73,100    Herbalife Ltd.                                            2,930
                                                                 ---------------
                                                                           4,249
                                                                 ---------------
                 TOBACCO (1.1%)
       92,600    Universal Corp.                                           5,804
                                                                 ---------------
                 Total Consumer Staples                                   23,216
                                                                 ---------------

                 ENERGY (5.1%)
                 -------------
                 OIL & GAS DRILLING (0.2%)
       72,840    Pioneer Drilling Co.*                                       999
                                                                 ---------------
                 OIL & GAS EQUIPMENT & SERVICES (1.5%)
       29,490    CARBO Ceramics, Inc.(a)                                   1,281
       99,390    Global Industries Ltd.*                                   2,063
       62,145    RPC, Inc.(a)                                              1,025
       31,360    TETRA Technologies, Inc.*                                   831
       45,890    W-H Energy Services, Inc.*                                2,483
                                                                 ---------------
                                                                           7,683
                                                                 ---------------
                 OIL & GAS EXPLORATION & PRODUCTION (2.2%)
       80,530    Mariner Energy, Inc.*                                     1,816
       61,400    Penn Virginia Corp.                                       4,915
      104,200    Whiting Petroleum Corp.*                                  4,587
                                                                 ---------------
                                                                          11,318
                                                                 ---------------
                 OIL & GAS REFINING & MARKETING (1.2%)
       49,600    Alon USA Energy, Inc.                                     1,855
       62,275    Western Refining, Inc.                                    2,467
       39,670    World Fuel Services Corp.                                 1,833
                                                                 ---------------
                                                                           6,155
                                                                 ---------------
                 Total Energy                                             26,155
                                                                 ---------------

                 FINANCIALS (16.9%)
                 ------------------
                 ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
      163,800    Ares Capital Corp.                                        2,942
                                                                 ---------------
                 CONSUMER FINANCE (1.9%)
       62,800    Asta Funding, Inc.(a)                                     2,746
       70,450    Cash America International, Inc.                          3,041

4

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
       29,800    Credit Acceptance Corp.*(a)                     $           800
       47,820    Dollar Financial Corp.*                                   1,393
       47,910    EZCORP, Inc. "A"*                                           726
       33,750    First Cash Financial Services, Inc.*                        776
                                                                 ---------------
                                                                           9,482
                                                                 ---------------
                 INSURANCE BROKERS (0.6%)
       62,480    National Financial Partners Corp.                         2,878
                                                                 ---------------
                 LIFE & HEALTH INSURANCE (1.4%)
      117,200    Delphi Financial Group, Inc. "A"                          5,004
      120,400    Universal American Financial Corp.*                       2,235
                                                                 ---------------
                                                                           7,239
                                                                 ---------------
                 PROPERTY & CASUALTY INSURANCE (1.8%)
      241,600    Assured Guaranty Ltd.                                     6,815
       41,630    Philadelphia Consolidated Holding Corp.*                  1,807
       12,920    ProAssurance Corp.*                                         696
                                                                 ---------------
                                                                           9,318
                                                                 ---------------
                 REGIONAL BANKS (1.4%)
       50,000    First Midwest Bancorp, Inc.                               1,797
       74,800    International Bancshares Corp.                            2,151
       48,300    MB Financial, Inc.                                        1,622
       39,100    Westamerica Bancorp(a)                                    1,831
                                                                 ---------------
                                                                           7,401
                                                                 ---------------
                 REINSURANCE (1.2%)
       86,600    IPC Holdings Ltd.                                         2,596
       96,500    Platinum Underwriters Holdings Ltd.                       3,302
                                                                 ---------------
                                                                           5,898
                                                                 ---------------
                 REITS - DIVERSIFIED (0.2%)
       16,600    PS Business Parks, Inc.                                   1,144
                                                                 ---------------
                 REITS - MORTGAGE (1.1%)
       43,480    Crystal River Capital, Inc.                               1,142
       27,500    Newcastle Investment Corp.                                  803
       74,100    NorthStar Realty Finance Corp.                            1,097
       91,400    RAIT Financial Trust                                      2,573
                                                                 ---------------
                                                                           5,615
                                                                 ---------------
                 REITS - OFFICE (0.9%)
       56,100    Cousins Properties, Inc.(a)                               1,883
       71,900    Maguire Properties, Inc.                                  2,591
                                                                 ---------------
                                                                           4,474
                                                                 ---------------
                 REITS - RESIDENTIAL (0.4%)
       59,600    American Campus Communities, Inc.                         1,825
                                                                 ---------------
                 REITS - RETAIL (1.8%)
       67,400    Acadia Realty Trust                                       1,812
      106,340    National Retail Properties, Inc.(a)                       2,547
       28,800    Pennsylvania REIT                                         1,338

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
      130,000    Realty Income Corp.(a)                          $         3,627
                                                                 ---------------
                                                                           9,324
                                                                 ---------------
                 REITS - SPECIALIZED (1.9%)
       93,500    Equity Inns, Inc.                                         1,599
       81,900    FelCor Lodging Trust, Inc.                                2,091
      120,500    Innkeepers USA Trust                                      2,117
       77,200    OMEGA Healthcare Investors, Inc.                          1,297
      143,000    U-Store-It Trust                                          2,632
                                                                 ---------------
                                                                           9,736
                                                                 ---------------
                 SPECIALIZED FINANCE (1.1%)
      141,000    Asset Acceptance Capital Corp.*                           2,597
       75,700    Financial Federal Corp.                                   1,989
       23,350    Portfolio Recovery Associates, Inc.*(a)                   1,300
                                                                 ---------------
                                                                           5,886
                                                                 ---------------
                 THRIFTS & MORTGAGE FINANCE (0.6%)
       16,160    FirstFed Financial Corp.*(a)                                994
      140,700    NewAlliance Bancshares, Inc.                              2,196
                                                                 ---------------
                                                                           3,190
                                                                 ---------------
                 Total Financials                                         86,352
                                                                 ---------------

                 HEALTH CARE (9.0%)
                 ------------------
                 BIOTECHNOLOGY (0.4%)
       25,900    Cubist Pharmaceuticals, Inc.*                               556
       28,230    Omrix Biopharmaceuticals, Inc.*                           1,002
       76,860    QLT, Inc.*(a)                                               510
                                                                 ---------------
                                                                           2,068
                                                                 ---------------
                 HEALTH CARE EQUIPMENT (1.6%)
       94,700    American Medical Systems Holdings, Inc.*(a)               1,679
       91,020    CONMED Corp.*                                             2,760
       20,120    Cutera, Inc.*                                               589
       10,000    Datascope Corp.                                             370
        3,370    Kensey Nash Corp.*                                           87
       22,890    Mentor Corp.(a)                                             891
       62,120    Natus Medical, Inc.*                                      1,104
       37,110    Zoll Medical Corp.*                                         897
                                                                 ---------------
                                                                           8,377
                                                                 ---------------
                 HEALTH CARE FACILITIES (0.8%)
      139,300    Amsurg Corp. "A"*                                         3,197
       32,880    Radiation Therapy Services, Inc.*(a)                        967
                                                                 ---------------
                                                                           4,164
                                                                 ---------------
                 HEALTH CARE SERVICES (1.0%)
       37,375    Bio-Reference Laboratories, Inc.*                         1,008
       24,700    Chemed Corp.                                              1,242
       68,690    inVentiv Health, Inc.*                                    2,607
                                                                 ---------------
                                                                           4,857
                                                                 ---------------
                 HEALTH CARE SUPPLIES (1.0%)
       24,970    Cynosure, Inc.*                                             781

6

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
        6,950    Haemonetics Corp.*                              $           332
       40,240    Inverness Medical Innovations, Inc.*                      1,612
       48,060    West Pharmaceutical Services, Inc.                        2,392
                                                                 ---------------
                                                                           5,117
                                                                 ---------------
                 LIFE SCIENCES TOOLS & SERVICES (1.4%)
       64,390    Bruker BioSciences Corp.*                                   741
       24,900    ICON plc ADR*                                             1,169
       59,710    Parexel International Corp.*                              2,345
       51,900    Varian, Inc.*                                             3,008
                                                                 ---------------
                                                                           7,263
                                                                 ---------------
                 MANAGED HEALTH CARE (1.2%)
       64,500    AMERIGROUP Corp.*                                         1,814
      122,800    Centene Corp.*                                            2,556
       78,030    Healthspring, Inc.*                                       1,835
                                                                 ---------------
                                                                           6,205
                                                                 ---------------
                 PHARMACEUTICALS (1.6%)
       88,490    K-V Pharmaceutical Co. "A"*                               2,302
       36,820    Medicines Co.*                                              839
       62,180    Par Pharmaceutical Companies, Inc.*                       1,675
       72,580    Sciele Pharma, Inc.*                                      1,794
       77,040    Valeant Pharmaceuticals International                     1,388
                                                                 ---------------
                                                                           7,998
                                                                 ---------------
                 Total Health Care                                        46,049
                                                                 ---------------

                 INDUSTRIALS (20.4%)
                 -------------------
                 AEROSPACE & DEFENSE (0.9%)
       52,690    Ceradyne, Inc.*                                           3,101
       31,500    Teledyne Technologies, Inc.*                              1,389
        4,440    Triumph Group, Inc.                                         270
                                                                 ---------------
                                                                           4,760
                                                                 ---------------
                 AIR FREIGHT & LOGISTICS (0.8%)
      110,820    Hub Group, Inc. "A"*                                      3,990
                                                                 ---------------
                 AIRLINES (0.5%)
      225,400    AirTran Holdings, Inc.*(a)                                2,482
                                                                 ---------------
                 BUILDING PRODUCTS (1.4%)
      108,400    Quixote Corp.                                             2,168
       92,200    Simpson Manufacturing Co., Inc.(a)                        2,966
       87,500    Trex Co., Inc.*(a)                                        1,784
                                                                 ---------------
                                                                           6,918
                                                                 ---------------
                 COMMERCIAL PRINTING (1.2%)
      194,600    Bowne & Co., Inc.                                         3,246
       37,017    Consolidated Graphics, Inc.*                              2,785
                                                                 ---------------
                                                                           6,031
                                                                 ---------------
                 CONSTRUCTION & ENGINEERING (0.2%)
       45,600    Sterling Construction Co., Inc.*                            942
                                                                 ---------------

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
                 CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
       28,380    Westinghouse Air Brake Technologies Corp.       $         1,054
                                                                 ---------------
                 DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
       28,430    Huron Consulting Group, Inc.*                             1,721
                                                                 ---------------
                 ELECTRICAL COMPONENTS & EQUIPMENT (5.4%)
       98,130    Acuity Brands, Inc.                                       5,801
      129,356    Belden CDT, Inc.                                          7,228
      192,700    Deswell Industries, Inc.                                  2,368
       68,100    General Cable Corp.*                                      3,912
       48,700    Genlyte Group, Inc.*                                      3,799
       91,200    GrafTech International Ltd.*                                910
       20,430    Lamson & Sessions Co.*(a)                                   517
       54,250    Regal-Beloit Corp.                                        2,502
       21,500    Superior Essex, Inc.*                                       768
                                                                 ---------------
                                                                          27,805
                                                                 ---------------
                 HUMAN RESOURCES & EMPLOYMENT SERVICES (0.6%)
       24,620    Administaff, Inc.                                           817
       29,073    Heidrick & Struggles International, Inc.*                 1,372
       40,800    Korn/Ferry International*                                   961
                                                                 ---------------
                                                                           3,150
                                                                 ---------------
                 INDUSTRIAL CONGLOMERATES (1.6%)
      170,800    Carlisle Companies, Inc.                                  7,034
       40,950    Tredegar Corp.                                              957
                                                                 ---------------
                                                                           7,991
                                                                 ---------------
                 INDUSTRIAL MACHINERY (2.7%)
       84,200    Albany International Corp. "A"                            3,225
       57,300    Barnes Group, Inc.                                        1,392
       37,110    EnPro Industries, Inc.*                                   1,398
       31,040    Gardner Denver, Inc.*                                     1,173
       12,890    Kaydon Corp.                                                613
      147,000    Mueller Industries, Inc.                                  4,822
       32,900    Robbins & Myers, Inc.                                     1,264
                                                                 ---------------
                                                                          13,887
                                                                 ---------------
                 MARINE (0.4%)
       18,720    American Commercial Lines, Inc.*                            552
       38,620    Horizon Lines, Inc.                                       1,313
                                                                 ---------------
                                                                           1,865
                                                                 ---------------
                 OFFICE SERVICES & SUPPLIES (2.5%)
      171,100    ACCO Brands Corp.*                                        4,072
       99,600    Herman Miller, Inc.                                       3,427
       83,760    IKON Office Solutions, Inc.                               1,253
       65,400    United Stationers, Inc.*                                  3,893
                                                                 ---------------
                                                                          12,645
                                                                 ---------------
                 RAILROADS (0.5%)
       99,700    Genesee & Wyoming, Inc. "A"*                              2,711
                                                                 ---------------

8

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
                 TRADING COMPANIES & DISTRIBUTORS (0.6%)
       52,340    Houston Wire & Cable Co.*(a)                    $         1,543
       34,670    MSC Industrial Direct Co., Inc. "A"                       1,690
                                                                 ---------------
                                                                           3,233
                                                                 ---------------
                 TRUCKING (0.6%)
      151,800    Vitran Corp., Inc. "A"*                                   3,041
                                                                 ---------------
                 Total Industrials                                       104,226
                                                                 ---------------

                 INFORMATION TECHNOLOGY (12.0%)
                 ------------------------------
                 APPLICATION SOFTWARE (1.8%)
      194,665    Henry Jack & Associates, Inc.                             4,623
       67,670    Interactive Intelligence, Inc.*                             993
       35,410    Nuance Communications, Inc.*(a)                             546
      165,870    Parametric Technology Corp.*                              2,947
                                                                 ---------------
                                                                           9,109
                                                                 ---------------
                 COMMUNICATIONS EQUIPMENT (1.8%)
       67,024    Arris Group, Inc.*                                          993
      112,760    Commscope, Inc.*                                          5,260
       83,980    Polycom, Inc.*                                            2,797
                                                                 ---------------
                                                                           9,050
                                                                 ---------------
                 COMPUTER STORAGE & PERIPHERALS (0.9%)
      101,200    Electronics for Imaging, Inc.*                            2,699
      100,300    Xyratex Ltd.*                                             2,245
                                                                 ---------------
                                                                           4,944
                                                                 ---------------
                 ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
       50,910    Dolby Laboratories, Inc. "A"*                             1,803
                                                                 ---------------
                 ELECTRONIC MANUFACTURING SERVICES (1.0%)
      102,640    Benchmark Electronics, Inc.*                              2,174
      182,000    Nam Tai Electronics, Inc.                                 2,359
       58,400    TTM Technologies, Inc.*                                     536
                                                                 ---------------
                                                                           5,069
                                                                 ---------------
                 INTERNET SOFTWARE & SERVICES (1.6%)
      127,780    Ariba, Inc.*                                              1,127
       36,400    Digital River, Inc.*                                      2,130
       41,650    iMergent, Inc.(a)                                         1,070
       93,690    J2 Global Communications, Inc.*                           2,695
       47,000    Open Text Corp.*(a)                                       1,082
                                                                 ---------------
                                                                           8,104
                                                                 ---------------
                 IT CONSULTING & OTHER SERVICES (1.0%)
       98,500    Maximus, Inc.                                             3,441
      110,880    MPS Group, Inc.*                                          1,518
                                                                 ---------------
                                                                           4,959
                                                                 ---------------
                 SEMICONDUCTOR EQUIPMENT (1.4%)
       23,710    Advanced Energy Industries, Inc.*                           581
      111,890    Asyst Technologies, Inc.*                                   800
       56,380    Cymer, Inc.*                                              2,284

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
       32,510    Eagle Test Systems, Inc.*                       $           561
       75,100    MKS Instruments, Inc.*                                    2,024
       12,336    Varian Semiconductor Equipment Associates, Inc.*            819
                                                                 ---------------
                                                                           7,069
                                                                 ---------------
                 SEMICONDUCTORS (1.3%)
      102,600    Cirrus Logic, Inc.*                                         850
       16,900    Diodes, Inc.*                                               624
      159,680    ON Semiconductor Corp.*                                   1,710
      191,140    RF Micro Devices, Inc.*(a)                                1,195
      253,070    TriQuint Semiconductor, Inc.*                             1,308
       54,980    Zoran Corp.*                                              1,092
                                                                 ---------------
                                                                           6,779
                                                                 ---------------
                 SYSTEMS SOFTWARE (0.3%)
       12,270    MicroStrategy, Inc.*                                      1,396
                                                                 ---------------
                 TECHNOLOGY DISTRIBUTORS (0.6%)
       44,300    Anixter International, Inc.*                              3,172
                                                                 ---------------
                 Total Information Technology                             61,454
                                                                 ---------------

                 MATERIALS (6.4%)
                 ----------------
                 ALUMINUM (1.0%)
       26,700    Century Aluminum Co.*                                     1,263
       86,500    Novelis, Inc.                                             3,859
                                                                 ---------------
                                                                           5,122
                                                                 ---------------
                 CONSTRUCTION MATERIALS (0.3%)
       38,500    Eagle Materials, Inc.                                     1,717
                                                                 ---------------
                 DIVERSIFIED CHEMICALS (0.6%)
      152,380    Hercules, Inc.*                                           2,871
                                                                 ---------------
                 DIVERSIFIED METALS & MINING (0.7%)
       37,700    Brush Engineered Materials, Inc.*                         1,810
       49,000    Compass Minerals International, Inc.                      1,683
                                                                 ---------------
                                                                           3,493
                                                                 ---------------
                 FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
      164,300    Terra Industries, Inc.*                                   2,898
                                                                 ---------------
                 FOREST PRODUCTS (0.1%)
       11,200    Deltic Timber Corp.                                         559
                                                                 ---------------
                 METAL & GLASS CONTAINERS (1.0%)
       36,500    AptarGroup, Inc.                                          2,674
       23,200    Greif, Inc. "A"                                           1,290
       43,800    Myers Industries, Inc.                                      983
                                                                 ---------------
                                                                           4,947
                                                                 ---------------
                 PAPER PACKAGING (0.3%)
       46,700    Rock-Tenn Co. "A"                                         1,787
                                                                 ---------------
                 SPECIALTY CHEMICALS (0.3%)
       51,750    H.B. Fuller Co.                                           1,323
                                                                 ---------------

10

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
                 STEEL (1.5%)
      106,776    AK Steel Holding Corp.*(a)                       $        3,259
       63,800    Chaparral Steel Co.                                       4,498
                                                                 ---------------
                                                                           7,757
                                                                 ---------------
                 Total Materials                                          32,474
                                                                 ---------------

                 TELECOMMUNICATION SERVICES (1.1%)
                 ---------------------------------
                 INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
       79,100    Atlantic Tele-Network, Inc.                               1,996
                                                                 ---------------
                 WIRELESS TELECOMMUNICATION SERVICES (0.7%)
      373,280    Dobson Communications Corp. "A"*                          3,401
                                                                 ---------------
                 Total Telecommunication Services                          5,397
                                                                 ---------------

                 UTILITIES (2.3%)
                 ----------------
                 ELECTRIC UTILITIES (0.4%)
       68,500    Weststar Energy, Inc.                                     1,865
                                                                 ---------------
                 GAS UTILITIES (1.3%)
       38,700    Atmos Energy Corp.                                        1,228
       44,700    New Jersey Resources Corp.                                2,400
       31,980    Southwest Gas Corp.                                       1,212
       54,800    WGL Holdings, Inc.                                        1,854
                                                                 ---------------
                                                                           6,694
                                                                 ---------------
                 MULTI-UTILITIES (0.6%)
      104,000    PNM Resources, Inc.                                       3,385
                                                                 ---------------
                 Total Utilities                                          11,944
                                                                 ---------------
                 Total Common Stocks (cost: $424,654)                    493,937
                                                                 ---------------

                 MONEY MARKET INSTRUMENTS (4.2%)

                 MONEY MARKET FUNDS (4.2%)
    6,343,700    SSgA Money Market Fund, 4.96% (b)                         6,344
   15,103,116    SSgA Prime Money Market Fund, 5.16% (b)                  15,103
                                                                 ---------------
                 Total Money Market Instruments
                 (cost: $21,447)                                          21,447
                                                                 ---------------


                 SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (7.9%)

                 MONEY MARKET FUNDS (0.0%)
      153,048    AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 5.24%(b)                                         153
                                                                 ---------------

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2007 (UNAUDITED)


    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)    SECURITY                                                  (000)
 -------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS (7.9%)
$      13,000    Credit Suisse First Boston LLC, 5.23%, acquired
                   on 4/30/2007 and due 5/01/2007 at $13,000
                   (collateralized by $13,295 of Freddie Mac
                   Notes(c), 6.00 %, due 3/02/2022; market
                   value $13,263)                                $        13,000
       12,000    Deutsche Bank Securities, Inc., 5.22%,
                   acquired on 4/30/2007 and due 5/01/2007 at
                   $12,000 (collateralized by $6,239 of Freddie
                   Mac Notes(c), 5.38%, due 12/27/2011; $5,906 of
                   Fannie Mae Notes(c), 4.13%, due 5/15/2010;
                   combined market value $12,240)                         12,000
       15,500    Lehman Brothers, Inc., 5.20%, acquired on
                   4/30/2007 and due 5/01/2007 at $15,500
                   (collateralized by $15,415 of Federal Home
                   Loan Bank Bonds(c), 5.63%, due 6/13/2016;
                   market value $15,810)                                  15,500
                                                                 ---------------
                 Total Repurchase Agreements                              40,500
                                                                 ---------------
                 Total Short-term Investments Purchased With
                 Cash Collateral From Securities Loaned
                 (cost: $40,653)                                          40,653
                                                                 ---------------


                 TOTAL INVESTMENTS (COST: $486,754)              $       556,037
                                                                 ===============

  N O T E S
=================---------------------------------------------------------------
                 to Portfolio of INVESTMENTS


USAA SMALL CAP STOCK FUND
APRIL 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

  N O T E S
=================---------------------------------------------------------------
                 to Portfolio of INVESTMENTS
                 (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2007 (UNAUDITED)

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities

14

  N O T E S
=================---------------------------------------------------------------
                 to Portfolio of INVESTMENTS
                 (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2007 (UNAUDITED)


loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2007, was approximately $38,204,000.

D. As of April 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2007, were $80,372,000 and $11,089,000, respectively, resulting in net unrealized appreciation of $69,283,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $511,527,000 at April 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

G. REIT - Real estate investment trust.


SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of April 30, 2007.
(b) Rate represents the money market fund annualized seven-day yield at April 30, 2007.
(c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
*    Non-income-producing security for the 12 months preceding April 30, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    JUNE 22, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    JUNE 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    JUNE 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.